Deposits	12 Months Ended
Dec. 31, 2025
Deposits Disclosure [Abstract]
Deposits
22.	Deposits
Deposits as of December 31, 2024 and 2025 are as follows:

	2024		2025
Demand deposits:
Korean won	~~W~~	134,283,019	146,969,815
Foreign currencies		25,748,740	25,870,958

		160,031,759	172,840,773

Time deposits:
Korean won		202,699,097	202,475,134
Foreign currencies		33,828,393	35,853,116

		236,527,490	238,328,250

Certificates of deposits		10,409,701	17,001,339
Discount note deposits		7,624,787	8,921,064
CMA		4,451,561	4,889,093
Others		3,735,747	5,668,452

	~~W~~	422,781,045	447,648,971